Provisions - Summary of Non-Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 1,991,611
Ending balance for the period	1,918,775	₺ 1,991,611
Non-current provision
Disclosure of other provisions [line items]
Beginning balance for the period	1,991,611	2,304,578
Provisions recognized	242,360	284,627
Payments	(26,535)	(32,674)
Unwinding of discount	281,789	160,070
Transfers to current provisions	(83,117)	(66,452)
Remeasurements	176,581	394,089
Transfers to asset held for sale		(294,614)
Effect of changes in exchange rates	19,715	295,301
Inflation adjustment	(683,629)	(1,053,314)
Ending balance for the period	1,918,775	1,991,611
Non-current provision | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	159,679	113,460
Provisions recognized	223,229	179,870
Transfers to current provisions	(83,117)	(66,452)
Inflation adjustment	(66,019)	(67,199)
Ending balance for the period	233,772	159,679
Non-current provision | Obligations for dismantling, removing and site restoration [member]
Disclosure of other provisions [line items]
Beginning balance for the period	1,831,932	2,191,118
Provisions recognized	19,131	104,757
Payments	(26,535)	(32,674)
Unwinding of discount	281,789	160,070
Remeasurements	176,581	394,089
Transfers to asset held for sale		(294,614)
Effect of changes in exchange rates	19,715	295,301
Inflation adjustment	(617,610)	(986,115)
Ending balance for the period	₺ 1,685,003	₺ 1,831,932